21. SUPPLY CHAIN FINANCE (Details Narratives)	Dec. 31, 2017	Dec. 31, 2016
Domestic suppliers [Member] | Bottom of range [Member]
SupplyChainFinanceLineItems [Line Items]
Discount rates applied on transactions	0.57%	1.08%
Domestic suppliers [Member] | Top of range [Member]
SupplyChainFinanceLineItems [Line Items]
Discount rates applied on transactions	0.84%	1.33%
Foreign suppliers [Member] | Bottom of range [Member]
SupplyChainFinanceLineItems [Line Items]
Discount rates applied on transactions	0.19%	0.17%
Foreign suppliers [Member] | Top of range [Member]
SupplyChainFinanceLineItems [Line Items]
Discount rates applied on transactions	0.29%	0.25%